Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Mar. 31, 2021	Sep. 30, 2020
CURRENT ASSETS
Cash		$ 1,040,607	$ 53,106
Accounts receivable, net		8,869,747	5,771,008
Inventories, net		1,446,516	1,016,442
Advance to suppliers, net		1,894,359	3,491,145
Deferred initial public offering costs		984,162	510,079
Prepaid expenses and other current assets		106,786	7,434
TOTAL CURRENT ASSETS		14,342,177	10,840,214
Property, plant and equipment, net		14,590,470	14,171,963
Intangible assets, net		144,126	140,993
Right-of-use lease assets, net		229,532
Deferred tax assets, net		37,032	49,059
TOTAL ASSETS		29,343,337	25,202,229
CURRENT LIABILITIES
Short-term loans		1,823,215	1,289,081
Current portion of long-term loans		2,318,528	1,227,346
Third party loans			690,327
Accounts payable		577,311	1,288,629
Due to related parties		1,019,128	2,322,990
Taxes payable		5,688,786	4,402,625
Accrued expenses and other current liabilities		1,275,936	442,582
Finance lease liabilities, current		148,983	33,389
Operating lease liability, current		57,051
TOTAL CURRENT LIABILITIES		12,908,938	11,696,969
Long-term loans		2,106,180	2,482,251
Finance lease liabilities, noncurrent		110,499
Operating lease liability, noncurrent		176,701
TOTAL LIABILITIES		15,302,318	14,179,220
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 5,800,000 shares issued and outstanding as of March 31, 2021 and September 30, 2020	[1]	580	580
Additional paid in capital		5,567,873	5,251,205
Statutory reserve		579,922	579,922
Retained earnings		7,384,071	5,072,672
Accumulated other comprehensive income (loss)		15,421	(388,102)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS' EQUITY		13,547,867	10,516,277
Non-controlling interest		493,152	506,732
Total equity		14,041,019	11,023,009
TOTAL LIABILITIES AND EQUITY		$ 29,343,337	$ 25,202,229

[1]	Retrospectively restated for effect of 1-for-3 shares reverse split, see Note 14.